CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Net of provision for doubtful accounts	$ 196	$ 196
Allowance for Notes, Loans and Financing Receivable, Current	$ 0	$ 0
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.004	$ 0.004
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	16,164,855	9,387,928
Common stock, shares outstanding	16,164,855	9,387,928